Related Party Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 24, 2008	Apr. 01, 2008
GungHo Online Entertainment Incorporated
Related Party Transactions
Majority ownership interest in Gravity acquired during the period (as a percent)	59.31%			6.92%	52.39%
Gravity EU SAS
Related Party Transactions
Sales to related parties		₩ 237
Share Holder and Equity Investee
Related Party Transactions
Sales to related parties	₩ 9,454	11,441	₩ 18,562
Purchases from related parties	226	599	1,212
Amounts due from related parties	1,261	1,365	1,773
Amounts due to related parties	₩ 4,712	₩ 5,111	₩ 5,756